OTHER EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER EXPENSES
	For the years ended December 31,
	2025	2024
Share issue costs	$-	$1,254,629
Write off of accounts receivable	297,746	140,011
Other	(1,641)	13,169
	$296,105	$1,407,809